Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Share Option Activity	A summary of the Company’s share option activity and related information is as follows:
	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	631,675	$49.32	5.83	$1,039
Granted	65,036	16.48	-	-
Exercised	(61,441)	11.63	-	1,069
Forfeited	(41,349)	21.24	-	-

Outstanding at end of year	593,921	$46.95	5.55	$4,516

Exercisable at end of year	421,971	$47.37	4.37	$3,206

Schedule of RSU’s Activity	A summary of the Company’s RSU activity is as follows:
Number of RSUs

Unvested at beginning of year	1,674,902
Granted	1,412,810
Vested	(603,213)
Forfeited	(325,776)

Unvested at the end of the year	2,158,723

Schedule of Share Based Compensation Expense	The following table sets forth the total share-based compensation expense included in the consolidated statements of operations for the years ended December 31, 2024, 2023 and 2022:
	Year Ended December 31,
	2024	2023	2022

Cost of products	$2,018	$2,356	$2,185
Cost of services	1,703	1,758	1,676
Research and development, net	5,310	5,759	5,312
Sales and marketing	6,228	6,689	7,361
General and administrative	6,497	6,027	6,115

Total share-based compensation expenses	$21,756	$22,589	$22,649